Goodwill and Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in other amortizable intangible assets
Balance at the beginning of the period	$ 33,910
Additions	53,758
Amortization	(12,743)	(5,000)	(200)
Net balance at the end of the period	74,925	33,910
Future estimated amortization expense
2015	13,482
2016	13,399
2017	13,227
2018	13,169
2019	8,432
2020 and thereafter	13,216
Total	74,925	33,910
Weighted Average
Changes in other amortizable intangible assets
Remaining amortization period	6 years
Affiliate Relationships
Changes in other amortizable intangible assets
Balance at the beginning of the period	33,910	978
Additions	46,014	37,900
Amortization	(10,860)	(4,968)
Net balance at the end of the period	69,064	33,910
Future estimated amortization expense
Total	69,064	33,910
Advertiser Relationships
Changes in other amortizable intangible assets
Additions	3,310
Amortization	(414)
Net balance at the end of the period	2,896
Future estimated amortization expense
Total	2,896
Noncompete Agreements
Changes in other amortizable intangible assets
Additions	3,294
Amortization	(412)
Net balance at the end of the period	2,882
Future estimated amortization expense
Total	2,882
Other intangibles
Changes in other amortizable intangible assets
Additions	1,140
Amortization	(1,057)
Net balance at the end of the period	83
Future estimated amortization expense
Total	$ 83